SHORT-TERM BORROWINGS DUE TO RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2026
SHORT-TERM BORROWINGS DUE TO RELATED PARTIES
Schedule of short-term borrowings due to related parties

	June 30,	June 30,	June 30,
	2025	2026	2026
Short-term borrowings due to related parties:	RMB	RMB	US Dollars
Short-term borrowing from a Founder, 3.45% annual interest, due on December 13, 2025	10,017,250	—	—
Short-term borrowing from a Founder, 3.45% annual interest, due on December 9, 2026	—	10,017,250	1,476,360
Short-term borrowing from a Founder, 3.75% annual interest, due on April 29, 2027	—	10,016,667	1,476,274
Total short-term borrowings due to related parties	¥10,017,250	¥20,033,917	$2,952,634